Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Federal, current			$ 865	$ 739	$ 1,247
State, current			304	164	334
Current income tax expense			1,169	903	1,581
Deferred			(4,091)	(434)	(2,067)
Provision for income taxes			(2,922)	469	3,648
Federal, computed at statutory rate			532	781	3,180
State income taxes (net of Federal income tax benefit)			131	108	440
Excess tax benefits from stock option exercises			(170)	(427)	0
Gain on rate change due to Tax Cut and Jobs Act of 2017	$ (403)	$ (3,041)	(3,444)	0	0
Other, net			$ 29	$ 7	$ 28